Borrowings (Tables)	12 Months Ended
Apr. 02, 2023
Borrowings [abstract]
Schedule of Term Loan	The amount outstanding with respect to the term loan is as follows:

	April 2, 2023	April 3, 2022
	$	$
Term loan	396.3	370.8
Unamortized portion of deferred transaction costs	(0.6)	(0.8)
	395.7	370.0

Schedule of Net Interest and Other Finance Costs
Net interest, finance and other costs consist of the following:

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
	$	$	$
Interest expense
Mainland China Facilities	0.5	0.4	0.2
Japan Facility	0.1	—	—
Revolving facility	1.1	1.8	3.1
Term loan	18.8	17.4	14.4
Lease liabilities	11.6	9.1	9.5
Standby fees	1.8	0.9	1.4
Acceleration of unamortized costs on debt extinguishment	—	9.5	1.1
Fair value remeasurement on the put option liability (note 5)	10.9	—	—
Fair value remeasurement on the contingent consideration (note 5)	(2.9)	—	—
Interest income	(0.9)	(0.4)	(0.7)
Other costs	1.0	0.3	1.9
Net interest, finance and other costs	42.0	39.0	30.9